Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 8,889	$ 12,858
Restricted cash	1,550	1,550
Accounts receivable trade, net	3,626	2,783
Inventories	4,797	4,049
Other current assets	636	1,089
Total current assets	19,498	22,329
Fixed assets:
Vessels, net	254,730	232,109
Office equipment, net	0	19
Total fixed assets	254,730	232,128
Other non-current assets:
Deferred charges	846	1,572
Restricted cash, non-current	600	1,500
Other non-current assets	31	5
TOTAL ASSETS	275,705	257,534
Current liabilities:
Current portion of long-term debt, net of deferred finance costs	19,216	10,301
Current portion of convertible promissory notes	0	200
Trade accounts and other payables	8,778	6,350
Accrued liabilities	4,725	2,529
Deferred revenue	1,741	1,850
Total current liabilities	34,460	21,230
Non-current liabilities:
Long-term debt, net of current portion and deferred finance costs	175,805	198,497
Due to related parties, non-current	17,342	5,878
Long-term portion of convertible promissory notes	6,785	1,097
Total liabilities	234,392	226,702
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2017 and 2016; 36,979,346 and 34,072,210 shares issued and outstanding as at December 31, 2017 and 2016, respectively	3	3
Additional paid-in capital	383,007	369,291
Accumulated deficit	(341,697)	(338,462)
Total Stockholders' equity	41,313	30,832
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 275,705	$ 257,534